UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
Corporate Bonds (53.2%)
	Consumer Discretionary (13.4%)
700,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	$742,952
1,040,000	AV Homes, Inc.* 6.625%, 05/15/22	1,078,428
1,450,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,379,813
	CalAtlantic Group, Inc.
5,998,000	6.625%, 05/01/20^	6,654,421
1,679,000	5.375%, 10/01/22	1,827,734
2,749,000	CCO Holdings, LLC / CCO Holdings Capital Corp.*µ^ 5.125%, 05/01/27	2,844,610
	Century Communities, Inc.
2,200,000	6.875%, 05/15/22	2,315,665
125,000	5.875%, 07/15/25*	125,494
6,831,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	7,643,752
3,899,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	4,184,387
	DISH DBS Corp.
4,199,000	7.875%, 09/01/19	4,641,638
2,199,000	5.875%, 11/15/24^	2,391,588
	GameStop Corp.*
1,799,000	5.500%, 10/01/19	1,851,198
1,250,000	6.750%, 03/15/21^	1,296,581
2,760,000	Golden Nugget, Inc.* 8.500%, 12/01/21	2,929,671
5,498,000	Hasbro, Inc.µ 6.600%, 07/15/28	6,372,347
	L Brands, Inc.
2,999,000	7.600%, 07/15/37µ^	2,980,646
1,300,000	6.875%, 11/01/35	1,253,090
865,000	6.950%, 03/01/33	839,141
1,644,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	1,800,016
355,000	Mclaren Finance, PLC* 5.750%, 08/01/22	365,089
	Meritage Homes Corp.
4,099,000	7.150%, 04/15/20	4,548,722
2,184,000	7.000%, 04/01/22	2,492,097
3,254,000	Netflix, Inc. 5.375%, 02/01/21	3,529,939
2,799,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,821,182
	PetSmart, Inc.*^
730,000	5.875%, 06/01/25	703,231
540,000	8.875%, 06/01/25	511,313
2,269,000	Reliance Intermediate Holdings, LP*µ 6.500%, 04/01/23	2,429,668
	Rite Aid Corp.
2,364,000	6.125%, 04/01/23*^	2,348,989
1,709,000	7.700%, 02/15/27	1,701,010
3,004,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	3,964,274
2,389,000	Salem Media Group, Inc.*^ 6.750%, 06/01/24	2,483,843
1,572,000	Sally Holdings, LLC / Sally Capital, Inc.µ^ 5.625%, 12/01/25	1,613,697
	Service Corp. International
4,249,000	7.500%, 04/01/27	5,124,889
PRINCIPAL AMOUNT		VALUE
475,000	5.375%, 05/15/24	$506,018
	SFR Group, SA*
3,399,000	6.000%, 05/15/22	3,559,671
1,400,000	7.375%, 05/01/26	1,517,446
3,749,000	Sirius XM Radio, Inc.*^ 6.000%, 07/15/24	4,047,139
3,221,000	Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	3,306,920
2,637,000	Time, Inc.*^ 5.750%, 04/15/22	2,737,944
5,049,000	Toll Brothers Finance Corp.µ 5.625%, 01/15/24	5,492,227
	ZF North America Capital, Inc.*µ
2,849,000	4.750%, 04/29/25	2,984,128
1,535,000	4.500%, 04/29/22	1,615,710
		115,558,318

	Consumer Staples (2.6%)
4,099,000	Fidelity & Guaranty Life Holdings, Inc.*µ^ 6.375%, 04/01/21	4,239,186
2,399,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	1,973,465
6,573,000	JBS USA LUX SA / JBS USA Finance, Inc.* 7.250%, 06/01/21	6,703,113
5,998,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	6,645,814
2,499,000	The Nature’s Bounty Company*^ 7.625%, 05/15/21	2,696,383
		22,257,961

	Energy (5.9%)
2,479,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	2,447,467
1,535,000	Bill Barrett Corp.^ 7.000%, 10/15/22	1,398,623
2,269,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	2,326,281
2,670,000	Calfrac Holdings, LP* 7.500%, 12/01/20	2,453,103
1,550,000	Carrizo Oil & Gas, Inc.µ^ 6.250%, 04/15/23	1,542,994
2,799,000	DCP Midstream, LLC*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	2,612,908
6,120,000	Drill Rigs Holdings, Inc.*@ 6.500%, 10/01/17	1,579,725
	Energy Transfer Equity, LP
2,799,000	4.328%, 11/01/66^‡ 3 mo. USD LIBOR + 3.02%	2,473,616
2,099,000	5.875%, 01/15/24µ	2,269,334
890,000	5.500%, 06/01/27µ	936,543
1,200,000	EP Energy, LLC / Everest Acquisition Finance, Inc.*^ 8.000%, 02/15/25	936,834
3,849,000	Gulfmark Offshore, Inc.@ 6.375%, 03/15/22	1,077,720
	Gulfport Energy Corp.*^
1,300,000	6.375%, 05/15/25	1,301,742
1,275,000	6.000%, 10/15/24	1,262,040
6,498,000	Laredo Petroleum, Inc. 7.375%, 05/01/22	6,746,256

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,429,000	MPLX, LPµ 4.875%, 06/01/25	$3,683,518
	Oasis Petroleum, Inc.^
2,164,000	6.500%, 11/01/21	2,159,780
1,500,000	6.875%, 01/15/23	1,481,460
1,391,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	1,271,541
421,000	Rice Energy, Inc. 7.250%, 05/01/23	453,259
6,498,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	6,597,094
1,200,000	Southwestern Energy Company^ 6.700%, 01/23/25	1,185,510
	W&T Offshore, Inc.*
1,771,270	9.000%, 05/15/20 10.750% PIK rate	1,496,723
1,586,031	8.500%, 06/15/21 10.000% PIK rate	1,122,117
		50,816,188

	Financials (4.5%)
3,838,000	Ally Financial, Inc.µ 8.000%, 11/01/31	4,778,214
2,934,000	AON Corp.µ 8.205%, 01/01/27	3,861,555
875,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	900,830
2,384,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,410,939
2,307,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	2,429,490
	CyrusOne, LP / CyrusOne Finance Corp.*µ
1,200,000	5.375%, 03/15/27	1,267,470
340,000	5.000%, 03/15/24	354,137
2,149,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	2,397,865
2,299,000	Equinix, Inc. 5.375%, 04/01/23	2,402,375
1,130,000	HUB International, Ltd.* 7.875%, 10/01/21	1,183,319
	Jefferies Finance, LLC*
3,449,000	7.375%, 04/01/20	3,551,608
2,799,000	7.250%, 08/15/24	2,807,145
1,165,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	1,227,642
2,589,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.^ 6.500%, 07/01/21	2,660,573
	Navient Corp.
1,100,000	6.750%, 06/25/25	1,157,315
690,000	6.500%, 06/15/22^	735,988
500,000	Oil Insurance, Ltd.*‡ 4.278%, 12/29/49 3 mo. USD LIBOR + 2.98%	455,283
3,099,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	3,255,546
730,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	741,873
		38,579,167
PRINCIPAL AMOUNT		VALUE
	Health Care (5.7%)
4,599,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	$4,803,908
3,699,000	Alere, Inc. 6.500%, 06/15/20	3,764,824
	Community Health Systems, Inc.
4,279,000	7.125%, 07/15/20^	4,147,014
1,325,000	6.875%, 02/01/22	1,131,769
3,699,000	DaVita, Inc. 5.125%, 07/15/24	3,810,913
808,000	Endo International, PLC*^ 7.250%, 01/15/22	802,655
2,899,000	Endo, Ltd.*^ 6.000%, 07/15/23	2,513,578
1,475,000	Greatbatch, Ltd.* 9.125%, 11/01/23	1,620,605
	HCA Holdings, Inc.
5,298,000	5.875%, 05/01/23^	5,791,747
2,124,000	6.250%, 02/15/21	2,307,014
1,285,000	Hologic, Inc.* 5.250%, 07/15/22	1,359,215
2,899,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	2,772,140
6,848,000	Tenet Healthcare Corp. 6.750%, 02/01/20	7,196,187
	Valeant Pharmaceuticals International, Inc.*
7,383,000	7.250%, 07/15/22^	6,985,610
385,000	7.000%, 03/15/24	410,572
		49,417,751

	Industrials (5.3%)
1,599,000	ACCO Brands Corp.*µ 5.250%, 12/15/24	1,668,045
580,000	Allison Transmission, Inc.*µ 5.000%, 10/01/24	599,903
480,000	American Greetings Corp.* 7.875%, 02/15/25	523,392
	Covanta Holding Corp.
1,000,000	5.875%, 03/01/24	978,915
310,000	5.875%, 07/01/25	303,040
582,000	DAE Funding, LLC* 5.000%, 08/01/24	594,626
2,689,000	Garda World Security Corp.* 7.250%, 11/15/21	2,748,494
975,000	GrafTech International, Ltd. 6.375%, 11/15/20	907,067
1,170,000	Great Lakes Dredge & Dock Co.* 8.000%, 05/15/22	1,198,244
5,558,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	5,777,430
290,000	Hertz Corp.*^ 7.625%, 06/01/22	286,977
620,000	Icahn Enterprises, LP 4.875%, 03/15/19	628,612
585,000	Kar Auction Services, Inc.* 5.125%, 06/01/25	610,570
	Meritor, Inc.
2,052,000	6.250%, 02/15/24µ^	2,166,348
1,809,000	6.750%, 06/15/21	1,872,668
	Michael Baker International, LLC*
2,403,000	8.250%, 10/15/18	2,398,819
1,798,053	8.875%, 04/15/19 9.625% PIK rate	1,773,725

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,979,000	Navistar International Corp.^ 8.250%, 11/01/21	$3,017,355
2,299,000	Park-Ohio Industries, Inc.* 6.625%, 04/15/27	2,440,699
1,250,000	Titan International, Inc.^ 6.875%, 10/01/20	1,298,462
2,649,000	TransDigm, Inc. 5.500%, 10/15/20	2,698,828
2,599,000	United Continental Holdings, Inc. 6.375%, 06/01/18	2,699,867
	United Rentals North America, Inc.
2,079,000	6.125%, 06/15/23^	2,169,873
1,522,000	7.625%, 04/15/22^	1,592,431
1,455,000	4.875%, 01/15/28	1,458,637
2,144,000	United States Steel Corp.* 8.375%, 07/01/21	2,375,477
706,000	WESCO Distribution, Inc. 5.375%, 06/15/24	742,719
		45,531,223

	Information Technology (6.2%)
	Alliance Data Systems Corp.*^
2,077,000	6.375%, 04/01/20	2,115,778
1,000,000	5.375%, 08/01/22	1,017,725
	Amkor Technology, Inc.^
3,709,000	6.375%, 10/01/22	3,878,501
1,470,000	6.625%, 06/01/21µ	1,504,457
	Cardtronics, Inc.µ
2,369,000	5.125%, 08/01/22	2,431,755
1,699,000	5.500%, 05/01/25*	1,749,316
1,494,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	1,579,681
575,000	CDK Global, Inc.*µ 4.875%, 06/01/27	591,730
987,000	CDW, LLC / CDW Finance Corp.^ 5.000%, 09/01/23	1,033,552
	Clear Channel Worldwide Holdings, Inc.
2,464,000	7.625%, 03/15/20^	2,472,365
920,000	7.625%, 03/15/20	926,941
3,199,000	CommScope Technologies, LLC*µ 6.000%, 06/15/25	3,451,833
3,799,000	First Data Corp.*µ^ 7.000%, 12/01/23	4,101,609
7,997,000	Hughes Satellite Systems Corp.~ 7.625%, 06/15/21	9,204,987
7,997,000	J2 Cloud Services, Inc. 8.000%, 08/01/20	8,156,940
	Nuance Communications, Inc.
1,550,000	6.000%, 07/01/24	1,661,042
1,500,000	5.625%, 12/15/26*	1,601,557
904,000	5.375%, 08/15/20*	919,992
1,160,000	VFH Parent, LLC* 6.750%, 06/15/22	1,218,000
3,899,000	ViaSat, Inc. 6.875%, 06/15/20	3,985,070
		53,602,831

	Materials (4.7%)
	ArcelorMittal, SA
3,699,000	6.125%, 06/01/25µ	4,244,806
2,614,000	7.500%, 10/15/39	3,086,284
1,550,000	Arconic, Inc.µ 5.125%, 10/01/24	1,650,921
PRINCIPAL AMOUNT		VALUE
2,439,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	$2,604,181
	First Quantum Minerals, Ltd.*
818,000	7.000%, 02/15/21	849,730
600,000	7.250%, 04/01/23	619,728
370,000	7.500%, 04/01/25^	380,423
	Freeport-McMoRan, Inc.^
2,089,000	4.550%, 11/14/24	2,042,499
660,000	3.550%, 03/01/22	644,622
6,878,000	Greif, Inc. 7.750%, 08/01/19	7,572,265
2,499,000	Huntsman International, LLC 5.125%, 11/15/22	2,661,885
1,999,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	2,070,244
830,000	Kinross Gold Corp.* 4.500%, 07/15/27	827,904
410,000	Koppers, Inc.*^ 6.000%, 02/15/25	438,565
875,000	New Gold, Inc.* 6.375%, 05/15/25	908,062
2,649,000	PH Glatfelter Company 5.375%, 10/15/20	2,707,410
1,040,000	Sealed Air Corp.* 5.250%, 04/01/23	1,120,543
1,190,000	Steel Dynamics, Inc.^ 5.000%, 12/15/26	1,256,682
4,649,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	4,927,522
		40,614,276

	Real Estate (0.5%)
1,375,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	1,446,974
	DuPont Fabros Technology, LPµ
1,400,000	5.875%, 09/15/21	1,450,456
990,000	5.625%, 06/15/23	1,059,473
300,000	Iron Mountain, Inc.* 6.000%, 10/01/20	310,827
580,000	M/I Homes, Inc.* 5.625%, 08/01/25	585,800
		4,853,530

	Telecommunication Services (3.6%)
241,000	Block Communications, Inc.*µ 6.875%, 02/15/25	261,596
475,000	CenturyLink, Inc.^ 7.500%, 04/01/24	517,073
1,200,000	CSC Holdings, LLC*^ 5.500%, 04/15/27	1,275,462
3,653,000	Embarq Corp.µ 7.995%, 06/01/36	3,720,215
	Frontier Communications Corp.^
3,213,000	7.625%, 04/15/24	2,621,037
2,199,000	11.000%, 09/15/25	2,010,634
1,764,000	10.500%, 09/15/22	1,661,282
330,000	6.875%, 01/15/25	261,509
	Intelsat Jackson Holdings, SA
1,235,000	7.500%, 04/01/21	1,173,250
1,165,000	9.750%, 07/15/25*	1,204,715
1,060,000	8.000%, 02/15/24*	1,152,193
	Sprint Corp.
7,678,000	7.875%, 09/15/23^	8,718,254

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
1,689,000		7.125%, 06/15/24	$1,866,286
2,819,000		T-Mobile USA, Inc.
		6.625%, 04/01/23	2,985,772
935,000		Windstream Corp.
		7.750%, 10/15/20	900,910
1,025,000		Windstream Services, LLC
		7.750%, 10/01/21	922,884
			31,253,072
		Utilities (0.8%)
2,049,000		AES Corp.µ
		7.375%, 07/01/21	2,347,847
2,499,000		Calpine Corp.*µ
		6.000%, 01/15/22	2,583,741
2,269,000		NRG Energy, Inc.^
		6.625%, 01/15/27	2,334,109
			7,265,697
		TOTAL CORPORATE BONDS
		(Cost $450,139,377)	459,750,014

CONVERTIBLE BONDS (63.3%)
		Consumer Discretionary (13.1%)
		Ctrip.com International, Ltd.
3,500,000		1.000%, 07/01/20^	4,277,123
3,320,000		1.250%, 09/15/22*	3,761,245
10,250,000		DISH Network Corp.*
		2.375%, 03/15/24	10,974,829
5,984,000		Liberty Expedia Holdings, Inc.*^
		1.000%, 06/30/47	6,506,493
		Liberty Interactive, LLC
5,900,000		1.750%, 09/30/46*	7,326,944
2,179,000		4.000%, 11/15/29	1,488,464
		Liberty Media Corp.
9,499,000		1.375%, 10/15/23	12,037,750
5,900,000		2.250%, 09/30/46*^	6,347,338
3,000,000		Liberty Media Corp./Liberty Formula One*
		1.000%, 01/30/23	3,397,905
5,800,000		Macquarie Infrastructure Corp.µ^
		2.000%, 10/01/23	5,746,350
15,745,000		Priceline Group, Inc.µ^
		0.900%, 09/15/21	18,876,444
25,075,000		Tesla, Inc.µ^
		1.250%, 03/01/21	27,534,607
4,850,000		Weatherford International, Ltd.^
		5.875%, 07/01/21	5,146,189
			113,421,681
		Energy (1.7%)
5,750,000		Nabors Industries, Inc.*^
		0.750%, 01/15/24	4,528,729
5,150,000		PDC Energy, Inc.µ^
		1.125%, 09/15/21	4,864,613
6,062,000		SM Energy Company^
		1.500%, 07/01/21	5,696,522
			15,089,864
		Financials (1.7%)
5,750,000		Ares Capital Corp.*µ^
		3.750%, 02/01/22	5,826,992
7,100,000	CAD	Element Fleet Management Corp.*
		4.250%, 06/30/20	5,635,581
PRINCIPAL AMOUNT		VALUE
3,425,000	TCP Capital Corp.*µ^
	4.625%, 03/01/22	$3,522,527
		14,985,100
	Health Care (10.3%)
2,600,000	Acorda Therapeutics, Inc.
	1.750%, 06/15/21	2,306,876
	BioMarin Pharmaceutical, Inc.
6,375,000	1.500%, 10/15/20^	7,525,942
5,000,000	0.750%, 10/15/18	5,518,425
3,000,000	Dexcom, Inc.*^
	0.750%, 05/15/22	2,971,095
6,600,000	Emergent Biosolutions, Inc.µ^
	2.875%, 01/15/21	8,933,199
5,775,000	Evolent Health, Inc.*
	2.000%, 12/01/21	7,379,035
3,750,000	Flexion Therapeutics, Inc.*
	3.375%, 05/01/24	4,153,163
9,200,000	Hologic, Inc.**
	0.000%, 12/15/43	11,479,438
5,900,000	Insulet Corp.*
	1.250%, 09/15/21	6,438,611
5,950,000	Ionis Pharmaceuticals, Inc.
	1.000%, 11/15/21	6,420,229
2,800,000	Ironwood Pharmaceuticals, Inc.
	2.250%, 06/15/22	3,613,008
5,193,000	Medidata Solutions, Inc.µ^
	1.000%, 08/01/18	7,179,686
4,770,000	Molina Healthcare, Inc.µ^
	1.625%, 08/15/44	5,984,227
3,000,000	Neurocrine Biosciences, Inc.*^
	2.250%, 05/15/24	3,068,055
4,475,000	NuVasive, Inc.
	2.250%, 03/15/21	5,590,729
		88,561,718
	Industrials (7.0%)
5,800,000	Aerojet Rocketdyne Holdings, Inc.*
	2.250%, 12/15/23	6,592,918
2,258,000	Air Lease Corp.µ^
	3.875%, 12/01/18	3,266,423
5,650,000	Atlas Air Worldwide Holdings, Inc.^
	2.250%, 06/01/22	6,292,857
10,000,000	Dycom Industries, Inc.µ^
	0.750%, 09/15/21	11,758,400
8,750,000	Greenbrier Companies, Inc.*^
	2.875%, 02/01/24	9,499,437
4,000,000	Kaman Corp.*
	3.250%, 05/01/24	4,189,240
11,750,000	Pacira Pharmaceuticals, Inc.*^
	2.375%, 04/01/22	11,868,264
5,700,000	Tutor Perini Corp.
	2.875%, 06/15/21	6,557,052
		60,024,591
	Information Technology (27.2%)
3,700,000	Citrix Systems, Inc.µ^
	0.500%, 04/15/19	4,400,780
4,650,000	Cypress Semiconductor Corp.^
	4.500%, 01/15/22	5,887,528
11,650,000	Finisar Corp.*^
	0.500%, 12/15/36	11,668,290
9,100,000	Inphi Corp.*^
	0.750%, 09/01/21	9,217,572

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
12,575,000	Intel Corp.µ
	3.250%, 08/01/39	$21,719,854
4,300,000	Knowles Corp.^
	3.250%, 11/01/21	4,795,188
5,250,000	Lumentum Holdings, Inc.*^
	0.250%, 03/15/24	6,537,353
18,000,000	Microchip Technology, Inc.*^
	1.625%, 02/15/27	19,951,560
	Micron Technology, Inc.µ
3,250,000	2.125%, 02/15/33	8,453,802
1,500,000	1.625%, 02/15/33	3,873,015
6,000,000	Nice Systems, Inc.*
	1.250%, 01/15/24	6,502,560
2,750,000	Novellus Systems, Inc.µ
	2.625%, 05/15/41	13,001,959
	ON Semiconductor Corp.^
7,000,000	1.000%, 12/01/20	7,533,855
5,750,000	1.625%, 10/15/23*	5,960,163
6,000,000	OSI Systems, Inc.*
	1.250%, 09/01/22	6,054,570
2,725,000	Pandora Media, Inc.
	1.750%, 12/01/20	2,590,303
8,200,000	Proofpoint, Inc.^
	0.750%, 06/15/20	10,233,928
6,000,000	Realpage, Inc.*
	1.500%, 11/15/22	6,823,500
3,000,000	Red Hat, Inc.µ^
	0.250%, 10/01/19	4,256,310
5,650,000	Rovi Corp.^
	0.500%, 03/01/20	5,673,843
9,700,000	Salesforce.com, Inc.^
	0.250%, 04/01/18	13,439,398
6,000,000	Servicenow, Inc.*^
	0.000%, 06/01/22	6,262,020
6,000,000	Silicon Laboratories, Inc.*^
	1.375%, 03/01/22	6,503,670
5,000,000	Square, Inc.*^
	0.375%, 03/01/22	6,615,450
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/20*	246,384
1,027,000	2.000%, 10/01/18	25,398
3,033,000	Synaptics, Inc.*^
	0.500%, 06/15/22	3,125,764
4,750,000	Teradyne, Inc.*^
	1.250%, 12/15/23	6,027,560
5,750,000	Veeco Instruments, Inc.^
	2.700%, 01/15/23	6,174,609
6,000,000	Viavi Solutions, Inc.*^
	1.000%, 03/01/24	6,464,280
5,650,000	Workday, Inc.µ^
	0.750%, 07/15/18	7,258,216
6,500,000	Yahoo!, Inc.µ
	0.000%, 12/01/18	7,682,643
		234,961,325
	Materials (1.1%)
5,100,000	Royal Gold, Inc.
	2.875%, 06/15/19	5,666,355
3,200,000	RTI International Metals, Inc.µ
	1.625%, 10/15/19	3,556,000
		9,222,355
	Real Estate (1.2%)
2,500,000	Empire State Realty OP, LP*
	2.625%, 08/15/19	2,853,100
PRINCIPAL AMOUNT		VALUE
3,000,000	Starwood Property Trust, Inc.
	4.375%, 04/01/23	$3,044,940
4,000,000	Starwood Waypoint Homes*
	3.500%, 01/15/22	4,331,880
		10,229,920
	TOTAL CONVERTIBLE BONDS
	(Cost $541,776,950)	546,496,554

SYNTHETIC CONVERTIBLE SECURITIES (0.0%) ¤
Corporate Bonds (0.0%)
	Consumer Discretionary (0.0%)
	CalAtlantic Group, Inc.
2,000	6.625%, 05/01/20^	2,219
1,000	5.375%, 10/01/22	1,089
1,000	CCO Holdings, LLC / CCO
	Holdings Capital Corp.*µ^
	5.125%, 05/01/27	1,035
1,000	Century Communities, Inc.
	6.875%, 05/15/22	1,053
2,000	Cooper Tire & Rubber Company
	8.000%, 12/15/19	2,238
1,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	1,073
	DISH DBS Corp.
1,000	7.875%, 09/01/19	1,105
1,000	5.875%, 11/15/24^	1,088
1,000	GameStop Corp.*
	5.500%, 10/01/19	1,029
1,000	Golden Nugget, Inc.*
	8.500%, 12/01/21	1,061
2,000	Hasbro, Inc.µ
	6.600%, 07/15/28	2,318
1,000	L Brands, Inc.µ^
	7.600%, 07/15/37	994
1,000	Liberty Interactive, LLCµ
	8.250%, 02/01/30	1,095
	Meritage Homes Corp.
1,000	7.150%, 04/15/20	1,110
1,000	7.000%, 04/01/22	1,141
1,000	Netflix, Inc.
	5.375%, 02/01/21	1,085
1,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	1,008
1,000	Reliance Intermediate Holdings, LP*µ
	6.500%, 04/01/23	1,071
	Rite Aid Corp.
1,000	7.700%, 02/15/27	995
1,000	6.125%, 04/01/23*^	994
1,000	Royal Caribbean Cruises, Ltd.µ^
	7.500%, 10/15/27	1,320
1,000	Salem Media Group, Inc.*^
	6.750%, 06/01/24	1,040
1,000	Service Corp. International
	7.500%, 04/01/27	1,206
1,000	SFR Group, SA*
	6.000%, 05/15/22	1,047
1,000	Sirius XM Radio, Inc.*^
	6.000%, 07/15/24	1,079
1,000	Taylor Morrison Communities, Inc.*
	5.250%, 04/15/21	1,027
1,000	Time, Inc.*^
	5.750%, 04/15/22	1,038

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,000	Toll Brothers Finance Corp.µ 5.625%, 01/15/24	$2,175
1,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	1,047
		35,780
	Consumer Staples (0.0%)
1,000	Fidelity & Guaranty Life Holdings, Inc.*µ^ 6.375%, 04/01/21	1,034
1,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	823
2,000	JBS USA LUX SA / JBS USA Finance, Inc.* 7.250%, 06/01/21	2,039
2,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	2,216
1,000	The Nature’s Bounty Company*^ 7.625%, 05/15/21	1,079
		7,191
	Energy (0.0%)
1,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	987
1,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	1,025
1,000	Calfrac Holdings, LP* 7.500%, 12/01/20	919
1,000	DCP Midstream, LLC*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	934
2,000	Drill Rigs Holdings, Inc.*@ 6.500%, 10/01/17	516
1,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	1,081
1,000	Energy Transfer Partners, LP^‡ 4.328%, 11/01/66 3 mo. USD LIBOR + 3.02%	884
1,000	Gulfmark Offshore, Inc.@ 6.375%, 03/15/22	280
2,000	Laredo Petroleum, Inc. 7.375%, 05/01/22	2,076
1,000	MPLX, LPµ 4.875%, 06/01/25	1,074
1,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	998
2,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	2,031
1,000	W&T Offshore, Inc.* 9.000%, 05/15/20 10.750% PIK rate	845
		13,650
	Financials (0.0%)
1,000	Ally Financial, Inc.µ 8.000%, 11/01/31	1,245
1,000	AON Corp.µ 8.205%, 01/01/27	1,316
1,000	AssuredPartners, Inc.* 7.000%, 08/15/25	1,011
1,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	1,053

PRINCIPAL AMOUNT		VALUE
1,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	$1,116
1,000	Equinix, Inc. 5.375%, 04/01/23	1,045
	Jefferies Finance, LLC*
1,000	7.375%, 04/01/20	1,030
1,000	7.250%, 08/15/24	1,003
1,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.^ 6.500%, 07/01/21	1,028
1,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	1,050
		10,897
	Health Care (0.0%)
1,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	1,045
1,000	Alere, Inc. 6.500%, 06/15/20	1,018
1,000	Community Health Systems, Inc.^ 7.125%, 07/15/20	969
1,000	DaVita, Inc. 5.125%, 07/15/24	1,030
1,000	Endo, Ltd.*^ 6.000%, 07/15/23	867
	HCA Holdings, Inc.
2,000	5.875%, 05/01/23^	2,187
1,000	6.250%, 02/15/21	1,086
1,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	956
2,000	Tenet Healthcare Corp. 6.750%, 02/01/20	2,102
2,000	Valeant Pharmaceuticals International, Inc.*^ 7.250%, 07/15/22	1,892
		13,152
	Industrials (0.0%)
1,000	ACCO Brands Corp.*µ 5.250%, 12/15/24	1,043
1,000	Garda World Security Corp.* 7.250%, 11/15/21	1,022
2,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	2,079
	Meritor, Inc.
1,000	6.750%, 06/15/21	1,035
1,000	6.250%, 02/15/24µ^	1,056
	Michael Baker International, LLC*
1,000	8.875%, 04/15/19 9.625% PIK Rate	986
1,000	8.250%, 10/15/18	998
1,000	Navistar International Corp.^ 8.250%, 11/01/21	1,013
1,000	Park Ohio Industries, Inc.* 6.625%, 04/15/27	1,062
1,000	TransDigm, Inc. 5.500%, 10/15/20	1,019
1,000	United Continental Holdings, Inc. 6.375%, 06/01/18	1,039
1,000	United Rentals North America, Inc.^ 6.125%, 06/15/23	1,044

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,000	United States Steel Corp.* 8.375%, 07/01/21	$1,108
		14,504
	Information Technology (0.0%)
1,000	Alliance Data Systems Corp.*^ 6.375%, 04/01/20	1,019
1,000	Amkor Technology, Inc.^ 6.375%, 10/01/22	1,046
	Cardtronics, Inc.µ
1,000	5.500%, 05/01/25*	1,030
1,000	5.125%, 08/01/22	1,026
1,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	1,003
1,000	CommScope Technologies, LLC*µ 6.000%, 06/15/25	1,079
1,000	First Data Corp.*µ^ 7.000%, 12/01/23	1,080
3,000	Hughes Satellite Systems Corp.~ 7.625%, 06/15/21	3,453
3,000	J2 Cloud Services, Inc. 8.000%, 08/01/20	3,060
1,000	ViaSat, Inc. 6.875%, 06/15/20	1,022
		14,818
	Materials (0.0%)
	ArcelorMittal, SA
1,000	7.500%, 10/15/39	1,181
1,000	6.125%, 06/01/25µ	1,147
1,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	1,068
1,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	978
2,000	Greif, Inc. 7.750%, 08/01/19	2,202
1,000	Huntsman International, LLC 5.125%, 11/15/22	1,065
1,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,035
1,000	PH Glatfelter Company 5.375%, 10/15/20	1,022
1,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	1,060
		10,758
	Telecommunication Services (0.0%)
1,000	Embarq Corp.µ 7.995%, 06/01/36	1,018
	Frontier Communications Corp.^
1,000	11.000%, 09/15/25	914
1,000	10.500%, 09/15/22	942
1,000	7.625%, 04/15/24	816
	Sprint Corp.
2,000	7.875%, 09/15/23^	2,271
1,000	7.125%, 06/15/24	1,105
1,000	T-Mobile USA, Inc. 6.625%, 04/01/23	1,059
		8,125

PRINCIPAL AMOUNT		VALUE
	Utilities (0.0%)
1,000	AES Corp.µ 7.375%, 07/01/21	$1,146
1,000	Calpine Corp.*µ 6.000%, 01/15/22	1,034
1,000	NRG Energy, Inc.^ 6.625%, 01/15/27	1,029
		3,209

	Total Corporate Bonds	132,084

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
110 11,000	Call, 10/20/17, Strike $25.00	15,950
108 10,800	Call, 10/20/17, Strike $27.00	9,504

	Total Purchased Options	25,454

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $163,127)	157,538

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (18.4%)
	Consumer Staples (0.8%)
62,000	Bunge, Ltd. 4.875%, 12/31/49	6,753,983

	Energy (3.3%)
104,300	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)**§ 3.399%, 09/15/29	7,971,127
129,275	Hess Corp.^ 8.000%, 02/01/19	7,271,719
	NuStar Energy, LP‡
190,650	7.625%, 12/31/49 3 mo. USD LIBOR + 5.64%	4,903,518
61,245	8.500%, 12/31/49µ 3 mo. USD LIBOR + 6.78%	1,625,442
174,050	Southwestern Energy Company^ 6.250%, 01/15/18	2,407,112
80,500	WPX Energy, Inc. 6.250%, 07/31/18	4,043,515
		28,222,433
	Financials (2.2%)
52,500	Affiliated Managers Group, Inc.µ 5.150%, 10/15/37	3,212,475
5,000	Bank of America Corp.µ 7.250%, 12/31/49	6,490,000
29,835	Virtus Investment Partners, Inc.^ 7.250%, 02/01/20	3,118,354

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
4,800	Wells Fargo & Companyµ 7.500%, 12/31/49	$6,372,000
		19,192,829
	Health Care (5.8%)
27,500	Allergan, PLCµ 5.500%, 03/01/18	24,585,275
335,165	Anthem, Inc.µ 5.250%, 05/01/18	17,254,294
118,000	Becton Dickinson and Company 6.125%, 05/01/20	6,595,020
3,250	Teva Pharmaceutical Industries, Ltd. 7.000%, 12/15/18	1,898,000
		50,332,589
	Industrials (0.7%)
115,600	Rexnord Corp.^ 5.750%, 11/15/19	6,175,930

	Real Estate (2.1%)
18,400	American Tower Corp. 5.500%, 02/15/18	2,202,480
6,405	Crown Castle International Corp.^ 6.875%, 08/01/20	6,835,589
143,750	Welltower, Inc.µ 6.500%, 12/31/49	9,401,250
		18,439,319
	Telecommunication Services (0.9%)
75,525	T-Mobile USA, Inc.µ 5.500%, 12/15/17	7,571,381

	Utilities (2.6%)
117,650	DTE Energy Company 6.500%, 10/01/19	6,449,797
	NextEra Energy, Inc.
179,600	6.123%, 09/01/19	9,978,576
94,500	6.371%, 09/01/18^	6,258,735
		22,687,108

	Total Convertible Preferred Stocks (Cost $157,787,382)	159,375,572

Common Stocks (1.6%)
	Financials (0.1%)
17,300	American International Group, Inc.µ	1,132,285

	Health Care (1.5%)
165,000	Gilead Sciences, Inc.µ^	12,554,850

	Total Common Stocks (Cost $18,277,638)	13,687,135
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
110 11,000	Put, 10/20/17, Strike $19.00	$5,500
108 10,800	Put, 10/20/17, Strike $21.00	10,962

	Total Purchased Options (Cost $16,102)	16,462

NUMBER OF SHARES		VALUE

Short Term Investments (2.9%)
12,457,938	Fidelity Prime Money Market Fund - Institutional Class	12,462,921
12,427,966	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	12,427,966

	Total Short Term Investments (Cost $24,890,888)	24,890,887

TOTAL INVESTMENTS (139.4%) (Cost $1,193,051,464)		1,204,374,162

LIABILITIES, LESS OTHER ASSETS (-39.4%)		(340,604,117)

NET ASSETS (100.0%)		$863,770,045

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Written Options (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
110 11,000	Put, 10/20/17, Strike $23.00	$(20,240)
108 10,800	Put, 10/20/17, Strike $25.00	(32,292)

	Total Written Options (Premium $47,236)	$(52,532)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $236,778,178. $79,801,555 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.
@	In default status and considered non-income producing.

See accompanying Notes to Schedule of Investments

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $115,106.
**	Step Coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2017.
#	Non-income producing security.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Cost basis of investments	$1,193,004,228
Gross unrealized appreciation	69,486,365
Gross unrealized depreciation	(58,168,963)
Net unrealized appreciation (depreciation)	$11,317,402

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $120.0 million and a lending agreement, “Lending Agreement” as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $360.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .20% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2017, the average borrowings under the Agreements were $339.5 million. For the period ended July 31, 2017, the average interest rate was 1.96%. As of July 31, 2017, the amount of total outstanding borrowings was $345.5 million ($86.4 million under the BNP Agreement and $259.1 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2017 was 1.29%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The dividend and interest payments are recorded as Dividend or Interest payments in the Statement of Operations. Earnings made by the lent securities are disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2017, the Fund used approximately $238.2 million of its cash collateral to offset the SSB Agreement, representing 19.7% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.99%, which can fluctuate depending on interest rates. As of July 31, 2017, approximately $232.6 million of securities were on loan ($222.8 million of fixed income securities and $9.8 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$459,750,014	$—	$459,750,014
Convertible Bonds	—	546,496,554	—	546,496,554
Synthetic Convertible Securities (Corporate Bonds)	—	132,084	—	132,084
Synthetic Convertible Securities (Purchased Options)	25,454	—	—	25,454
Convertible Preferred Stocks	134,988,190	24,387,382	—	159,375,572
Common Stocks U.S.	13,687,135	—	—	13,687,135
Purchased Options	16,462	—	—	16,462
Short Term Investments	24,890,887	—	—	24,890,887
Total	$173,608,128	$1,030,766,034	$—	$1,204,374,162
Liabilities:
Written Options	$52,532	$—	$—	$52,532
Total	$52,532	$—	$—	$52,532

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 1, 2017